Related Parties - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Net transfers to 3M	$ 0	$ 473		$ 9,107	$ 1,190	$ 1,546	$ 1,363	$ 1,845
Total net sales	2,082	2,074		6,179	6,161	8,197	8,130	8,171
Total Corporate and Unallocated	1,807	$ 1,570		$ 5,279	$ 4,875	6,505	6,437	6,292
Related Party
Related Party Transaction [Line Items]
Net transfers to 3M			$ 1,100
Separation and distribution agreement, transition services				2 years
Separation and distribution agreement, transition manufacturing contract				3 years
Cost of sales	72		$ 72	$ 72
Separation and distribution agreement, real estate license terms				2 years
Separation and distribution agreement, master supply, terms				3 years
Total Corporate and Unallocated						$ 853	$ 778	$ 778
Related Party | Transition Agreement Services
Related Party Transaction [Line Items]
Total Corporate and Unallocated	144			$ 231
Related Party | Master Supply Agreements
Related Party Transaction [Line Items]
Total net sales	17			27
Cost of sales	12			20
Total Corporate and Unallocated	$ 68			$ 68
Related Party | Minimum
Related Party Transaction [Line Items]
Separation and distribution agreement, individual services, terms				18 months
Related Party | Maximum
Related Party Transaction [Line Items]
Separation and distribution agreement, individual services, terms				36 months